Employee benefit obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Best estimate of contributions expected to be paid to defined benefit schemes	$ 1	$ 1
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (41)	(47)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 47	54
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (15)	(23)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 16	24
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (20)	(26)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 21	27
Impact of increasing the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 14	$ 15